Segments Disclosures - Reported Segment Earnings (Loss) and Segment Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 3,355	$ 2,976	$ 2,721
Fuel and purchased power	1,060	1,263	1,054
Carbon compliance	112	78	178
Gross margin	2,183	1,635	1,489
OM&A			511
Taxes, other than income taxes	29	33	32
Net other operating loss (income)	(47)	(58)	8
Equity income	4	9	9
Finance lease income	12	19	25
Depreciation and amortization	(621)	(599)	(529)
Asset impairment charges	48	(9)	(648)
Interest income	59	24	11
Interest expense	281	286	256
Foreign exchange gain (loss)	(7)	4	16
Gain on sale of assets and other	4	52	54
Earnings (loss) before income taxes	880	353	(380)
Previously Reported
Disclosure of operating segments [line items]
Revenue	3,355	2,976	2,721
Fuel and purchased power	1,060	1,263	1,054
OM&A	539	521	511
Net other operating loss (income)	(47)	(58)	8
Operating segments
Disclosure of operating segments [line items]
Revenue	3,326	3,475	2,791
Fuel and purchased power	1,056	1,259	843
Carbon compliance	112	78	178
Gross margin	2,158	2,138	1,770
OM&A			491
Taxes, other than income taxes	30	35	33
Net other operating loss (income)	(46)	(54)	(40)
Adjusted EBITDA	1,632	1,634	1,286
Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	3,376	2,990	2,739
Fuel and purchased power	1,060	1,263	1,054
OM&A	542	523	513
Net other operating loss (income)	(47)	(61)	8
Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	(37)	378	(34)
Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	(81)	43	23
Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	55	46	41
Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	12	19	25
Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	1	(1)	(3)
Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	(4)	(4)	(4)
Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)	1	7
Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power			(190)
Operating segments | Coal inventory writedown
Disclosure of operating segments [line items]
Fuel and purchased power			(17)
Operating segments | Parts and materials writedown
Disclosure of operating segments [line items]
OM&A			(28)
Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A			6
Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			(48)
Material reconciling items
Disclosure of operating segments [line items]
Revenue	50	(485)	(52)
Fuel and purchased power	4	4	211
Carbon compliance	0	0	0
Gross margin	46	(489)	(263)
OM&A			22
Taxes, other than income taxes	0	0	0
Net other operating loss (income)	(1)	(7)	48
Material reconciling items | Previously Reported
Disclosure of operating segments [line items]
Revenue	0	0	0
Fuel and purchased power	0	0	0
OM&A	0	0	0
Net other operating loss (income)	0	0	0
Material reconciling items | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	37	(378)	34
Material reconciling items | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	81	(43)	(23)
Material reconciling items | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	(55)	(46)	(41)
Material reconciling items | Finance lease income
Disclosure of operating segments [line items]
Revenue	(12)	(19)	(25)
Material reconciling items | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	(1)	1	3
Material reconciling items | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	4	4	4
Material reconciling items | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)	(1)	(7)
Material reconciling items | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power			190
Material reconciling items | Coal inventory writedown
Disclosure of operating segments [line items]
Fuel and purchased power			17
Material reconciling items | Parts and materials writedown
Disclosure of operating segments [line items]
OM&A			28
Material reconciling items | Curtailment gain
Disclosure of operating segments [line items]
OM&A			(6)
Material reconciling items | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			48
Material reconciling items | Contribution from equity accounted investments
Disclosure of operating segments [line items]
Revenue	(21)	(14)	(18)
Fuel and purchased power	0	0	0
Carbon compliance	0	0	0
Gross margin	(21)	(14)	(18)
OM&A			(2)
Taxes, other than income taxes	(1)	(2)	(1)
Net other operating loss (income)	0	3	0
Material reconciling items | Contribution from equity accounted investments | Previously Reported
Disclosure of operating segments [line items]
Revenue	(21)	(14)	(18)
Fuel and purchased power	0	0	0
OM&A	(3)	(2)	(2)
Net other operating loss (income)	0	3	0
Material reconciling items | Contribution from equity accounted investments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	0	0	0
Material reconciling items | Contribution from equity accounted investments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	0	0	0
Material reconciling items | Contribution from equity accounted investments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	0	0	0
Material reconciling items | Contribution from equity accounted investments | Finance lease income
Disclosure of operating segments [line items]
Revenue	0	0	0
Material reconciling items | Contribution from equity accounted investments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	0	0
Material reconciling items | Contribution from equity accounted investments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Material reconciling items | Contribution from equity accounted investments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)	0	0
Material reconciling items | Contribution from equity accounted investments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power			0
Material reconciling items | Contribution from equity accounted investments | Coal inventory writedown
Disclosure of operating segments [line items]
Fuel and purchased power			0
Material reconciling items | Contribution from equity accounted investments | Parts and materials writedown
Disclosure of operating segments [line items]
OM&A			0
Material reconciling items | Contribution from equity accounted investments | Curtailment gain
Disclosure of operating segments [line items]
OM&A			0
Material reconciling items | Contribution from equity accounted investments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			0
Hydro | Operating segments
Disclosure of operating segments [line items]
Revenue	529	607	383
Fuel and purchased power	19	22	16
Carbon compliance	0	0	0
Gross margin	510	585	367
OM&A			42
Taxes, other than income taxes	3	3	3
Net other operating loss (income)	0	0	0
Adjusted EBITDA	459	527	322
Hydro | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	533	606	383
Fuel and purchased power	19	22	16
OM&A	48	55	42
Net other operating loss (income)	0	0	0
Hydro | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	(4)	1	0
Hydro | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	0	0	0
Hydro | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	0	0	0
Hydro | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	0	0	0
Hydro | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	0	0
Hydro | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Hydro | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)	0	0
Hydro | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power			0
Hydro | Operating segments | Coal inventory writedown
Disclosure of operating segments [line items]
Fuel and purchased power			0
Hydro | Operating segments | Parts and materials writedown
Disclosure of operating segments [line items]
OM&A			0
Hydro | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A			0
Hydro | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			0
Wind and Solar | Operating segments
Disclosure of operating segments [line items]
Revenue	373	407	348
Fuel and purchased power	30	31	17
Carbon compliance	0	1	0
Gross margin	343	375	331
OM&A			59
Taxes, other than income taxes	12	12	10
Net other operating loss (income)	(6)	(16)	0
Adjusted EBITDA	257	311	262
Wind and Solar | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	357	303	323
Fuel and purchased power	30	31	17
OM&A	80	68	59
Net other operating loss (income)	(7)	(23)	0
Wind and Solar | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	16	104	25
Wind and Solar | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	0	0	0
Wind and Solar | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	0	0	0
Wind and Solar | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	0	0	0
Wind and Solar | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	0	0
Wind and Solar | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Wind and Solar | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)	1	7
Wind and Solar | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power			0
Wind and Solar | Operating segments | Coal inventory writedown
Disclosure of operating segments [line items]
Fuel and purchased power			0
Wind and Solar | Operating segments | Parts and materials writedown
Disclosure of operating segments [line items]
OM&A			0
Wind and Solar | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A			0
Wind and Solar | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			0
Gas | Operating segments
Disclosure of operating segments [line items]
Revenue	1,525	1,521	1,126
Fuel and purchased power	449	637	374
Carbon compliance	112	83	118
Gross margin	964	801	634
OM&A			173
Taxes, other than income taxes	11	15	13
Net other operating loss (income)	(40)	(38)	(40)
Adjusted EBITDA	801	629	488
Gas | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	1,514	1,209	1,109
Fuel and purchased power	453	641	457
OM&A	192	195	175
Net other operating loss (income)	(40)	(38)	(40)
Gas | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	(67)	251	(40)
Gas | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	10	(4)	(6)
Gas | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	55	46	41
Gas | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	12	19	25
Gas | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	1	0	(3)
Gas | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	(4)	(4)	(4)
Gas | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)	0	0
Gas | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power			(79)
Gas | Operating segments | Coal inventory writedown
Disclosure of operating segments [line items]
Fuel and purchased power			0
Gas | Operating segments | Parts and materials writedown
Disclosure of operating segments [line items]
OM&A			(2)
Gas | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A			0
Gas | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			0
Energy Transition
Disclosure of operating segments [line items]
Asset impairment charges			(191)
Energy Transition | Operating segments
Disclosure of operating segments [line items]
Revenue	746	724	728
Fuel and purchased power	557	566	432
Carbon compliance	0	(1)	60
Gross margin	189	159	236
OM&A			97
Taxes, other than income taxes	3	4	6
Net other operating loss (income)	0	0	0
Adjusted EBITDA	122	86	133
Energy Transition | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	751	714	709
Fuel and purchased power	557	566	560
OM&A	64	69	117
Net other operating loss (income)	0	0	48
Energy Transition | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	(5)	10	19
Energy Transition | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	0	0	0
Energy Transition | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	0	0	0
Energy Transition | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	0	0	0
Energy Transition | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	0	0
Energy Transition | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Energy Transition | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)	0	0
Energy Transition | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power			(111)
Energy Transition | Operating segments | Coal inventory writedown
Disclosure of operating segments [line items]
Fuel and purchased power			(17)
Energy Transition | Operating segments | Parts and materials writedown
Disclosure of operating segments [line items]
OM&A			(26)
Energy Transition | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A			6
Energy Transition | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			(48)
Energy Marketing | Operating segments
Disclosure of operating segments [line items]
Revenue	152	218	202
Fuel and purchased power	0	0	0
Carbon compliance	0	0	0
Gross margin	152	218	202
OM&A			36
Taxes, other than income taxes	0	0	0
Net other operating loss (income)	0	0	0
Adjusted EBITDA	109	183	166
Energy Marketing | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	220	160	211
Fuel and purchased power	0	0	0
OM&A	43	35	36
Net other operating loss (income)	0	0	0
Energy Marketing | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	23	12	(38)
Energy Marketing | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	(91)	47	29
Energy Marketing | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	0	0	0
Energy Marketing | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	0	0	0
Energy Marketing | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	(1)	0
Energy Marketing | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Energy Marketing | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)	0	0
Energy Marketing | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power			0
Energy Marketing | Operating segments | Coal inventory writedown
Disclosure of operating segments [line items]
Fuel and purchased power			0
Energy Marketing | Operating segments | Parts and materials writedown
Disclosure of operating segments [line items]
OM&A			0
Energy Marketing | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A			0
Energy Marketing | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			0
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenue	1	(2)	4
Fuel and purchased power	1	3	4
Carbon compliance	0	(5)	0
Gross margin	0	0	0
OM&A			84
Taxes, other than income taxes	1	1	1
Net other operating loss (income)	0	0	0
Adjusted EBITDA	(116)	(102)	(85)
Corporate | Operating segments | Previously Reported
Disclosure of operating segments [line items]
Revenue	1	(2)	4
Fuel and purchased power	1	3	4
OM&A	115	101	84
Net other operating loss (income)	0	0	0
Corporate | Operating segments | Unrealized mark-to-market (gain) loss
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments | Realized gain (loss) on closed exchange positions
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments | Decrease in finance lease receivable
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments | Finance lease income
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments | Unrealized foreign exchange gain on commodity
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments | Australian interest income
Disclosure of operating segments [line items]
Fuel and purchased power	0	0	0
Corporate | Operating segments | Insurance recovery
Disclosure of operating segments [line items]
Net other operating loss (income)	$ 0	$ 0
Corporate | Operating segments | Mine depreciation
Disclosure of operating segments [line items]
Fuel and purchased power			0
Corporate | Operating segments | Coal inventory writedown
Disclosure of operating segments [line items]
Fuel and purchased power			0
Corporate | Operating segments | Parts and materials writedown
Disclosure of operating segments [line items]
OM&A			0
Corporate | Operating segments | Curtailment gain
Disclosure of operating segments [line items]
OM&A			0
Corporate | Operating segments | Royalty onerous contract and contract termination penalties
Disclosure of operating segments [line items]
Net other operating loss (income)			$ 0